Organization and Principal Activities (Details)	Jun. 14, 2023	May 18, 2023	Aug. 25, 2021	Apr. 13, 2021
Founder Energy Sdn Bhd [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage	100.00%
Reservoir Energy Link Berhad [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage		51.00%
Mr. Lee Seng Chi [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage		49.00%
Mr. Lee Seng Chi [Member] | Founder Energy Sdn Bhd [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage			51.00%	100.00%